Related Party Transactions	12 Months Ended
Sep. 30, 2014
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

Note 14 – Related party transactions

For purposes of these consolidated financial statements,  Summit Trading Limited, Green World Trust, Clean Tech Investors, LLC, Bard Associates, and Sierra Trading Corp., are considered related parties due to their beneficial ownership (shareholdings or voting rights) in excess of 5% during the years ended September 30, 2014 and 2013. All material transactions with these investors and other related parties for the years ended September 30, 2014 and 2013, not listed elsewhere, are listed below.

In May 2013 we issued 4,347,826 shares of common stock, together with three-year warrants to purchase 519,480 shares of common stock at a strike price of $0.0154, for net proceeds of $20,000 pursuant to a Security Purchase Agreement with Green World Trust.

In June 2013, the board approved the conversion of 193,000 of Summit Trading LLC series B preferred stock into 45,795,900 shares of common stock. The conversions were calculated in accordance with the Series B Certificate of Designation.

During the year ended September 30, 2014, the Company opted to convert 142,200 shares of Series B preferred stock, together with dividends in the amount of $21,151, into 26,777,382 shares of common stock per the Series B certificate of designation for Sierra Trading Corp in three separate tranches.

During the year ended September 30, 2014, the Company opted to convert 144,500 shares of Series B preferred stock, together with dividends in the amount of $34,426, into 29,488,771 shares of common stock per the Series B certificate of designation for Summit Trading Limited in three separate tranches.

All sales of Series B preferred stock during the years ended September 30, 2014 and 2013 were to Summit Trading LLC and Sierra Trading Corp.

During the fiscal year ended September 30, 2013, we issued an unsecured 8% interest bearing note in the amount of $100,000 to Summit Trading Limited in consideration for marketing and investor relations services. In April 2014, the Company paid the note in full by converting the note into 17,000,000 shares of unrestricted common stock (see Note 10).

In July 2013 we issued 10,395,010 shares of common stock, together with three-year warrants to purchase 324,675 shares of common stock at a strike price of $0.0154, for net proceeds of $25,000 pursuant to a Security Purchase Agreement with Jeffrey Sakaguchi, chairman of the board.

In July 2013 we issued 49,064,449 shares of common stock together with three-year warrants to purchase 1,532,468 shares of common stock at a strike price of $0.0154, for net proceeds of $118,000 pursuant to a Security Purchase Agreement with an entity related to Green World Trust.

During the years ended September 30, 2014 and 2013, we recorded consulting expense in the amount of $158,900 and $82,500, respectively, with Advanced Materials Advisory, LLC (“Advanced Materials”) for services by David Schmidt as Acting Principal Financial Officer. Advanced Materials is owned by David Schmidt, who is also a Member of Neah's Board of Directors.  The Company had accounts payable balances due to Advanced Materials of $113,489 and $78,750 at September 30, 2014 and 2013, respectively.